REVENUES	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
REVENUES
NOTE 14:-      REVENUES

On January 1, 2018, the Company adopted ASC Topic 606-10 using the modified retrospective method and applied the standard to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606-10, while prior period amounts are not adjusted and continue to be reported in accordance with the historic accounting under Topic 605.

The Company recognized the cumulative effect of initially adopting Topic 606-10 as an adjustment to the opening balance of retained earnings as of January 1, 2018. The most significant impact of the standard on the Company's consolidated financial statements, relates to completion of its performance obligations in accordance with variable considerations, which primarily contributed to the adjustment to the opening balance of retained earnings as well as the impact of adoption disclosed in the tables below.

The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 were as follows:

	December 31, 2017	Adjustments	January 1, 2018
Trade receivables	$113,719	$117	$113,836
Trade payables	$75,476	$47	$75,523
Accumulated deficits	$(249,871)	$70	$(249,801)

In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated balance sheet as of December 31, 2018 was as follows:

	As Reported	Impact of Adoption	Amounts under Topic 605
Consolidated Balance Sheet
Trade receivables	$123,451	$(741)	$122,710
Trade payables	$78,892	$(84)	$78,808
Accumulated deficits	$(233,955)	$(657)	$(234,612)

The following table summarizes the impacts of adopting Topic 606-10 on our consolidated statements of income during the twelve months ended December 31, 2018:

	As Reported	Impact of Adoption	Amounts under Topic 605
Consolidated Statements of Income
Revenue	$343,874	$(741)	$343,133
Cost of Sales	$227,705	$(84)	$227,621
Gross margin	$116,169	$(657)	$115,512

The Company records contract liabilities as deferred revenues, when it receives payments from customers before performance obligations have been performed and satisfied. The Company recognizes deferred revenues as revenues in the income statement once performance obligations have been performed and satisfied. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period.

Because the performance obligations are part of a contracts that have an original expected duration of one year or less, all performance obligations in the Company’s contracts with customers, other than post-contract customer support, the Company has elected to apply the optional exemption and is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

The following table presents the significant changes in the deferred revenue balance during the twelve months ended December 31, 2018:

Twelve months ended December 31, 2018

Balance, beginning of the period	$5,193
New performance obligations	12,746
Reclassification to revenue as a result of satisfying performance obligations	(14,066)

Balance, end of the period	$3,873